Disposal of assets and other transactions (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial compensation		$ 7,284
Transaction Surplus Volumes One [Member]
IfrsStatementLineItems [Line Items]
Description of transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		Production Sharing Contract for the surplus volumes of the Transfer of Rights Agreement related to Atapu and Sepia fields, including the gross-up of the taxes levied
Financial compensation		$ 5,281
Results		$ 3,743
Transaction Surplus Volume One [Member]
IfrsStatementLineItems [Line Items]
Closing date	April 2022
Transaction Surplus Volumes Two [Member]
IfrsStatementLineItems [Line Items]
Description of transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		Exercise of the call option for additional 5% interest in the surplus volume of the Transfer of Rights Agreement of Búzios field
Financial compensation		$ 1,951
Results		$ 737
Transaction Surplus Volume Two [Member]
IfrsStatementLineItems [Line Items]
Closing date	November 2022